RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of Related Party Agreements and Transactions
The following table reflects our related party transactions under other agreements with Brookfield recorded in the statements of operations:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2025	2024	2023
Administration fees to Brookfield	10	7	8
Investment management fees to Brookfield(1)	243	162	64
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(1)The Company had $64 million and $51 million of investment management fees payable to Brookfield as of December 31, 2025 and 2024, respectively, which are included in “Due to related parties” on the statements of financial position. The remaining “Due to related parties” balances as of December 31, 2025 and 2024 are primarily related to accounts and loans payable to Brookfield and its subsidiaries.